TRADE AND OTHER PAYABLES (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Trade and Other Payables
Trade, current	$ 1,683,000	$ 1,922,000
Lease liabilities, current	150,000	126,000
Trade and other payables	1,833,000	2,048,000
Trade, noncurrent	0	804,000
Lease liabilities, noncurrent	463,000	561,000
Total, noncurrent	$ 463,000	$ 1,365,000